Income Taxes (Schedule Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities [Abstract]
Intangibles and fixed assets	$ 2,418,558	$ 2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768
Other investments	2,122	7,068
Other	5,480	25,834
Total deferred tax liabilities	2,893,122	2,969,087
Deferred Tax Assets [Abstract]
Accrued expenses	82,550	92,038
Unrealized gain in marketable securites		6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred income	553	590
Other	35,693	33,931
Total deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177
Net deferred tax assets	1,222,496	1,047,060
Net deferred tax liabilities	$ 1,670,626	$ 1,922,027